AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Gross Unrealized Losses and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) $ in Millions	Jun. 30, 2025 USD ($) position	Dec. 31, 2024 USD ($) position
Number of Issues
Less than 12 months | position	1,193	2,257
12 months or more | position	671	867
Total | position	1,864	3,124
Gross Unrealized Losses
Less than 12 months	$ (244)	$ (295)
12 months or more	(367)	(372)
Total	(611)	(667)
Fair Value
Less than 12 months	9,083	11,700
12 months or more	5,126	5,488
Total	$ 14,209	$ 17,188
U.S. treasury and government
Number of Issues
Less than 12 months | position	4	6
12 months or more | position	21	19
Total | position	25	25
Gross Unrealized Losses
Less than 12 months	$ (8)	$ (7)
12 months or more	(34)	(36)
Total	(42)	(43)
Fair Value
Less than 12 months	18	54
12 months or more	101	87
Total	$ 119	$ 141
U.S. state and municipal
Number of Issues
Less than 12 months | position	140	174
12 months or more | position	93	190
Total | position	233	364
Gross Unrealized Losses
Less than 12 months	$ (17)	$ (20)
12 months or more	(18)	(10)
Total	(35)	(30)
Fair Value
Less than 12 months	788	851
12 months or more	222	280
Total	$ 1,010	$ 1,131
Foreign governments
Number of Issues
Less than 12 months | position	37	30
12 months or more | position	28	28
Total | position	65	58
Gross Unrealized Losses
Less than 12 months	$ (16)	$ (38)
12 months or more	(19)	(13)
Total	(35)	(51)
Fair Value
Less than 12 months	702	1,520
12 months or more	91	49
Total	$ 793	$ 1,569
Corporate debt securities
Number of Issues
Less than 12 months | position	803	1,669
12 months or more | position	480	590
Total | position	1,283	2,259
Gross Unrealized Losses
Less than 12 months	$ (149)	$ (172)
12 months or more	(247)	(305)
Total	(396)	(477)
Fair Value
Less than 12 months	5,550	7,199
12 months or more	4,053	4,949
Total	$ 9,603	$ 12,148
Residential mortgage-backed securities
Number of Issues
Less than 12 months | position	38	95
12 months or more | position	4	16
Total | position	42	111
Gross Unrealized Losses
Less than 12 months	$ (1)	$ (4)
12 months or more	(1)	(1)
Total	(2)	(5)
Fair Value
Less than 12 months	138	227
12 months or more	21	61
Total	$ 159	$ 288
Commercial mortgage-backed securities
Number of Issues
Less than 12 months | position	47	104
12 months or more | position	25	9
Total | position	72	113
Gross Unrealized Losses
Less than 12 months	$ (26)	$ (25)
12 months or more	(13)	(5)
Total	(39)	(30)
Fair Value
Less than 12 months	481	667
12 months or more	164	27
Total	$ 645	$ 694
Collateralized debt securities
Number of Issues
Less than 12 months | position	124	179
12 months or more | position	20	15
Total | position	144	194
Gross Unrealized Losses
Less than 12 months	$ (27)	$ (29)
12 months or more	(35)	(2)
Total	(62)	(31)
Fair Value
Less than 12 months	1,406	1,182
12 months or more	474	35
Total	$ 1,880	$ 1,217